SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Thousands, $ in Millions		12 Months Ended
	Feb. 11, 2021 shares	Dec. 31, 2021 RUB (₽) ₽ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 RUB (₽) ₽ / shares shares	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($) shares
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs		₽ 44,248				$ 595.6
Weighted average period for recognition of unamortized share-based compensation expense		2 years 9 months 7 days	2 years 9 months 7 days
Share-based compensation expense recognized (in dollars or rubles)		₽ 20,829,000	$ 280.4	₽ 15,728,000	₽ 9,855,000
Option
Options, Quantity
Non-vested at the beginning of the period (in shares)		1,064,346	1,064,346
Granted (in shares)		650,000	650,000
Vested (in shares)		(592,304)	(592,304)
Forfeited (in shares)		(138,334)	(138,334)
Non-vested at the end of the period (in shares)		983,708	983,708	1,064,346
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares			$ 15.48
Granted (in dollars per share) | $ / shares			27.05
Vested (in dollars per share) | $ / shares			17.98
Forfeited (in dollars per share) | $ / shares			14.53
Non-vested at the end of the period (in dollars per share) | $ / shares			$ 21.75
SARs and RSUs, Quantity
Granted (in shares)				0
RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)		10,517,968	10,517,968
Granted (in shares)		6,621,471	6,621,471
Vested (in shares)		(5,408,295)	(5,408,295)
Forfeited (in shares)		(1,318,942)	(1,318,942)
Cancelled (in shares)		(195,157)	(195,157)
Non-vested at the end of the period (in shares)		10,217,045	10,217,045	10,517,968
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares			$ 44.77
Granted (in dollars per share) | $ / shares			68.72
Vested (in dollars per share) | $ / shares			50.47
Forfeited (in dollars per share) | $ / shares			49.82
Cancelled | $ / shares			35.88
Non-vested at the end of the period (in dollars per share) | $ / shares			$ 56.80
Share-based compensation expense recognized (in dollars or rubles)		₽ 15,651,000	$ 210.7	₽ 11,312,000	₽ 6,657,000
Number of restricted stock units expected to vest (in shares)		0.0625				0.0625
PSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)		218,159	218,159
Granted (in shares)		343,001	343,001
Forfeited (in shares)		(10,964)	(10,964)
Cancelled (in shares)		(117,918)	(117,918)
Non-vested at the end of the period (in shares)		432,278	432,278	218,159
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares			$ 94.23
Granted (in dollars per share) | $ / shares			109.75
Forfeited (in dollars per share) | $ / shares			106.31
Cancelled | $ / shares			103.00
Non-vested at the end of the period (in dollars per share) | $ / shares			$ 103.85
Number of restricted stock units expected to vest (in shares)		0.3333				0.3333
Synthetic Options Equity Incentive Plans
Options, Quantity
Granted (in shares)		1,947,114	1,947,114
Forfeited (in shares)		(115,014)	(115,014)
Expired (in shares)		(985,896)	(985,896)
Synthetic Options Equity Incentive Plans | Option
Options, Quantity
Non-vested at the beginning of the period (in shares)		452,685	452,685
Granted (in shares)		1,947,114	1,947,114
Vested (in shares)		(413,676)	(413,676)
Forfeited (in shares)		(115,014)	(115,014)
Expired (in shares)		(238,850)	(238,850)
Non-vested at the end of the period (in shares)		1,632,259	1,632,259	452,685
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | ₽ / shares		₽ 1,625.0
Granted (in dollars per share) | ₽ / shares		3,625.9
Vested (in dollars per share) | ₽ / shares		3,937.9
Forfeited (in dollars per share) | ₽ / shares		4,954.1
Cancelled (in dollars per share) | ₽ / shares		890.1
Non-vested at the end of the period (in dollars per share) | ₽ / shares		₽ 3,298.6		₽ 1,625.0
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options and RSUs		₽ 4,936				$ 66.4
Weighted average period for recognition of unamortized share-based compensation expense		3 years 1 month 20 days	3 years 1 month 20 days
Self-Driving Group 2021 Equity Incentive Plan
SARs and RSUs, Quantity
Granted (in shares)	2,132,749
Self-Driving Group 2021 Equity Incentive Plan | RSUs
SARs and RSUs, Quantity
Granted (in shares)		2,249,613	2,249,613
Vested (in shares)		(1,186,884)	(1,186,884)
Non-vested at the end of the period (in shares)		1,062,729	1,062,729
SARs and RSUs, Weighted average grant date fair value
Weighted average period for recognition of unamortized share-based compensation expense		3 years 21 days	3 years 21 days